LONG-TERM DEBT - Retired/Repaid (Details) $ in Millions, $ in Millions		1 Months Ended													12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount		$ 1,250
Interest Rate	1.00%	1.00%	1.00%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount		$ 850
Interest Rate	6.20%	6.20%	6.20%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount		$ 739
Interest Rate	2.50%	2.50%	2.50%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount		$ 441
Interest Rate	4.88%	4.88%	4.88%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount		$ 400
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount		$ 313
Interest Rate	4.75%	4.75%	4.75%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount		$ 201
Interest Rate	5.00%	5.00%	5.00%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount		$ 180
Interest Rate	5.10%	5.10%	5.10%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes Due October 2024
Debt Instrument [Line Items]
Amount			$ 600
Interest Rate	5.42%	5.42%	5.42%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes Due October 2024
Debt Instrument [Line Items]
Amount			$ 575
Interest Rate	4.18%	4.18%	4.18%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes Due October 2024
Debt Instrument [Line Items]
Amount			$ 400
TRANSCANADA PIPELINES LIMITED | Term Loan Due August 2024
Debt Instrument [Line Items]
Amount				$ 1,242
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due June 2024
Debt Instrument [Line Items]
Amount					$ 750
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due October 2023
Debt Instrument [Line Items]
Amount									$ 625
Interest Rate									3.75%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due September 2030
Debt Instrument [Line Items]
Amount										$ 1,024
TRANSCANADA PIPELINES LIMITED | Medium Term Note Due July 2023
Debt Instrument [Line Items]
Amount											$ 750
Interest Rate											3.69%
TRANSCANADA PIPELINES LIMITED | Medium Term Note due December 2022
Debt Instrument [Line Items]
Amount													$ 25
Interest Rate													9.95%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due August 2022
Debt Instrument [Line Items]
Amount														$ 1,000
Interest Rate														2.50%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due March 2026
Debt Instrument [Line Items]
Interest Rate																	6.20%
Long-term debt, weighted average discount, percent		7.73%	7.73%
Pre-tax gain on the debt extinguishment	$ 228
NOVA GAS TRANSMISSION LTD. | Debentures Due March 2024
Debt Instrument [Line Items]
Amount						$ 100
Interest Rate						9.90%
NOVA GAS TRANSMISSION LTD. | Debentures Due April 2023
Debt Instrument [Line Items]
Amount												$ 200
Interest Rate												7.88%
ANR PIPELINE COMPANY | Senior Unsecured Notes due November 2021
Debt Instrument [Line Items]
Amount							$ 125
Interest Rate							7.38%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Senior Unsecured Term Loan Various
Debt Instrument [Line Items]
Amount															$ 430
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Senior Unsecured Revolving Credit Facility Various 2024
Debt Instrument [Line Items]
Amount															$ 185
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Senior Unsecured Revolving Credit Facility Various 2023
Debt Instrument [Line Items]
Amount																$ 315
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan Due November 2023
Debt Instrument [Line Items]
Amount								$ 32